Interest payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Interest payable	¥ 36,122	¥ 17,723
Third parties [Member]
Statement [Line Items]
Interest payable	27,647	14,510
Shareholders [Member]
Statement [Line Items]
Interest payable	7,466	3,086
Related parties [Member]
Statement [Line Items]
Interest payable	¥ 1,009	¥ 127